Cash and Cash Equivalents (Tables)	6 Months Ended
Sep. 30, 2022
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	As of September 30, 2022 US$	As of March 31, 2022 US$
Bank balances	7,271,584	5,286,991

Schedule of cash and cash equivalents in the following currencies
	As of September 30, 2022 US$	As of March 31, 2022 US$
US$	6,602,970	4,849,850
HKD	190,901	68,106
RMB	477,713	369,035
	7,271,584	5,286,991